Allowance for Doubtful Accounts	12 Months Ended
Dec. 31, 2018
Allowance for Doubtful Accounts
Allowance for Doubtful Accounts

4. Allowance for Doubtful Accounts

The Group closely monitors the collection of its receivables and records allowance for doubtful accounts against aged receivables and for specifically identified non-recoverable amounts. If the economic situation and the financial condition of a customer deteriorate resulting in an impairment of the customer’s ability to make payments, additional allowances might be required.

Receivable balances are written off when they are determined to be uncollectible. The following table sets out movements of the allowance for doubtful accounts for the years ended December 31, 2016, 2017 and 2018:

			Write-off of
		Charged to (write-	receivable balances
	Balance at	back against) cost	and corresponding	Balance at
	January 1,	and expenses	provisions	December 31,
	RMB in thousands
2016	—	5,270	(3,470)	1,800
2017	1,800	2,716	—	4,516
2018	4,516	10,904	(1,000)	14,420